Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Jul. 01, 2015	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025
C000003881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Accumulated Value		$ 10,000			$ 9,665	$ 11,410		$ 15,835		$ 17,619		$ 20,403			$ 27,169	$ 23,496			$ 26,202	$ 29,968		$ 33,343
C000132937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Class A/(MRAEX))
C000156527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Class C/(MRCEX))
Accumulated Value	$ 10,000			$ 9,545			$ 11,193		$ 15,402		$ 16,990		$ 19,552	$ 25,862			$ 22,182	$ 24,535			$ 27,811		$ 30,641
C000132936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Accumulated Value		10,000			9,649	11,385		15,741		17,516		20,258			27,016	23,357			26,015	29,744		33,175
C000003882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Legacy Class/(MERDX))
Accumulated Value		10,000			9,706	11,984		14,397		14,831		14,619			22,823	16,158			18,527	18,609		18,875
C000132941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Institutional Class/(MRRGX))
Accumulated Value		1,000,000			970,334	1,198,138		1,439,897		1,483,067		1,462,646			2,283,615	1,617,520			1,855,193	1,863,867		1,891,048
C000132940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Class A/(MRAGX))
C000156528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Class C/(MRCGX))
Accumulated Value	10,000			9,604.98			11,737.73		13,956.56		14,231.17		13,886.78	21,454.07			15,036.13	17,074.68			16,978.53		17,086.63
C000132939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Growth Fund (Investor Class/(MRIGX))
Accumulated Value		10,000			9,696	11,965		14,365		14,793		14,579			22,745	16,093			18,444	18,515		18,768
C000003883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Legacy Class/(MVALX))
Accumulated Value		10,000			9,368	11,556		14,529		14,522		13,811			23,032	19,076			22,073	22,740		26,586
C000132943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Class A/(MFCAX))
C000156529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Class C/(MFCCX))
Accumulated Value	10,000			9,250			11,296		14,059		13,914		13,095	21,610			17,719	20,288			20,679	23,917
C000132942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Contrarian Fund (Investor Class/(MFCIX))
Accumulated Value		10,000			9,350	11,507		14,434		14,418		13,702			22,835	18,905			21,864	22,520		26,322
C000132293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Accumulated Value		10,000			9,294	11,800		14,709		14,490		14,321			23,130	15,640			18,182	18,969		19,444
C000132296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Accumulated Value		1,000,000			892,483	1,110,265		1,352,993		1,346,362		1,393,195			2,108,740	1,403,771			1,663,914	1,815,940		1,992,592
C000132295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Class A/(MSGAX))
C000156530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Class C/(MSGCX))
Accumulated Value	10,000			$ 9,200			$ 11,567		$ 14,271		$ 13,921		$ 13,608	$ 21,765			$ 14,561	$ 16,750			$ 17,310		$ 17,555
C000132294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Accumulated Value		10,000			9,285	11,793		14,689		14,460		14,262			23,034	15,561			18,084	18,860		19,337
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000	10,000			10,399	12,260		14,023		15,483		16,645			23,436	20,948			25,053	31,204		35,936
CBOE S And P 500 Buy Write Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500 Buy Write Index
Accumulated Value	10,000	10,000			10,399	11,653		12,501		12,898		11,487			14,620	14,237			15,522	16,905		18,637
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	10,000	10,000			10,214	12,104		13,893		15,141		16,130			23,253	20,029			23,825	29,335		33,822
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Index
Accumulated Value	10,000	10,000			9,633	11,544		13,419		13,657		13,015			20,537	16,225			18,428	20,357		22,374
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Growth Index
Accumulated Value	10,000	10,000			8,925	11,103		13,530		13,464		13,932			21,087	14,038			16,639	18,159		19,926
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Value Index
Accumulated Value	10,000	10,000			10,022	11,862		13,224		12,970		10,960			17,890	15,529			17,140	19,067		21,063
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Growth Index
Accumulated Value	$ 10,000	$ 10,000			$ 9,231	$ 11,210		$ 13,624		$ 14,459		$ 15,791			$ 23,629	$ 16,113			$ 19,108	$ 20,832		$ 22,667